Acquisition of Navios Containers and Navios Acquisition (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisition of Navios Containers - Schedule of recognized identified assets acquired and liabilities

Purchase price:
Fair value of previously held interest (35.7%)	$106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)	191,624
Total purchase price	298,621
Fair value of assets acquired and liabilities assumed:
Vessels	770,981
Current assets (including cash of $10,282)	29,033
Unfavorable lease terms	(224,490)
Long term debt and financial liabilities assumed (including current portion)	(227,434)
Current liabilities	(5,416)
Fair value of net assets acquired	342,674
Bargain gain	$44,053

Acquisition of Navios Containers - Lease Future Amortization Income
	Within One Year	Year Two	Year Three	Year Four	Year Five	Year Six	Total
Time charters with unfavorable lease terms	$(126,710)	(52,501)	(20,431)	(12,462)	(11,445)	(941)	$(224,490)

Acquisition of Navios Containers - Acquired finite lived intangible
Amount
Description
Unfavorable lease terms	$(224,490)

Acquisition of Navios Acquisition - Schedule of recognized identified assets acquired and liabilities

Purchase consideration:
Fair value of the consideration	$150,000
Fair value of noncontrolling interest (37.6%)	57,635
Total purchase consideration	207,635
Fair value of Navios Acquisition’s assets acquired and liabilities assumed:
Vessels	1,003,040
Other long-term assets	27,291
Operating lease assets	128,619
Current assets (including cash and restricted cash of $32,394)	64,180
Favorable lease terms	112,139
Unfavorable lease terms	(6,529)
Long term debt and financial liabilities assumed (including current portion)	(811,608)
Operating lease liabilities (including current portion)	(128,619)
Current liabilities	(176,916)
Fair value of Navios Acquisition’s net assets	211,597
Bargain gain upon obtaining control	$3,962

Acquisition of Navios Acquisition - Lease Future Amortization Income

	Within One Year	Year Two	Year Three	Year Four	Year Five	Year Six and thereafter	Total
Time charters with favorable lease terms	$24,398	18,232	18,156	17,702	11,182	22,469	$112,139
Time charters with unfavorable lease terms	$(4,672)	(1,857)	—	—	—	—	$(6,529)

Acquisition of Navios Acquisition - Acquired finite lived intangible
Amount
Description
Favorable lease terms	$112,139
Unfavorable lease terms	$(6,529)